Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,138,008	$ 492,422	¥ 5,727,029
Restricted cash			6,363
Total cash, cash equivalents and restricted cash	3,138,008		5,733,392
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	627,058	627,058	265,401	$ 265,401
Restricted cash			6,363
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,446,199	383,680	5,414,276	829,774
GBP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	45,931	5,337
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,895	1,509	47,226	5,885
HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,450	7,879
JPY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	999	17,793
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 476	$ 99	¥ 126	$ 26